Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended
	Mar. 31, 2017	Mar. 30, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Dec. 31, 2025	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000176936
Account Value [Line Items]
Line Graph and Table Measure Name														abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)
Accumulated Value	$ 10,000	$ 10,000	$ 9,872	$ 9,676	$ 9,660	$ 9,904	$ 9,932	$ 9,920	$ 10,112	$ 10,224	$ 10,308	$ 10,656	$ 10,568		$ 10,404	$ 10,716	$ 10,916	$ 10,494	$ 10,304	$ 10,119	$ 10,308	$ 10,079	$ 9,635	$ 9,417	$ 9,913	$ 10,015	$ 9,991	$ 9,931	$ 9,567	$ 9,790	$ 9,683	$ 9,439	$ 9,594	$ 9,779	$ 9,612	$ 10,108	$ 9,449	$ 8,987	$ 8,049	$ 8,072	$ 8,417	$ 8,662	$ 9,239	$ 9,779	$ 9,573	$ 9,580	$ 10,034	$ 10,590	$ 10,820	$ 11,477	$ 11,268	$ 12,147	$ 12,582	$ 12,933	$ 13,176	$ 13,117	$ 13,763	$ 14,134	$ 13,414	$ 13,951	$ 15,031	$ 15,880	$ 17,291	$ 18,017	$ 18,398	$ 16,383	$ 17,014	$ 17,078	$ 15,766	$ 16,011	$ 16,706	$ 16,522	$ 16,593	$ 15,867	$ 15,829	$ 15,667	$ 14,764	$ 15,237	$ 16,168	$ 16,039	$ 15,800	$ 15,901	$ 15,619	$ 15,268	$ 15,293	$ 15,128	$ 15,747	$ 16,166	$ 16,491	$ 16,181	$ 15,687	$ 15,615	$ 16,311	$ 16,131	$ 16,092	$ 16,215	$ 16,867	$ 17,006	$ 17,664	$ 16,696	$ 16,789	$ 17,156	$ 17,055	$ 17,382	$ 17,783	$ 18,228	$ 18,631	$ 18,731
C000176935
Account Value [Line Items]
Line Graph and Table Measure Name														abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)
Accumulated Value	10,012	10,000	9,816	9,652	9,644	9,872	9,884	9,872	10,082	10,016	10,305	10,524	10,313		10,246	10,498	10,663	10,275	10,052	9,882	10,069	9,842	9,774	9,151	9,597	9,678	9,657	9,627	9,278	9,525	9,444	9,266	9,376	9,568	9,322	9,796	9,060	8,643	7,537	7,412	7,730	7,892	8,345	8,898	8,600	8,738	9,079	9,525	9,734	10,348	10,126	10,961	11,239	11,470	11,644	11,596	12,209	12,514	11,609	11,988	13,010	13,849	14,976	15,560	15,862	14,162	14,699	14,647	13,469	13,677	14,173	13,814	13,695	13,013	13,007	12,906	12,149	12,625	13,464	13,326	13,220	13,270	12,950	12,600	12,645	12,463	12,866	13,179	13,465	13,231	12,743	12,717	13,302	13,127	13,133	13,288	13,800	13,907	14,439	13,692	13,658	13,974	13,887	14,163	14,493	14,890	15,347	15,263
Aberdeen Index: S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500 Index Total Return
Accumulated Value	10,000	10,000	10,103	10,245	10,309	10,521	10,553	10,771	11,022	11,360	11,486	12,144	11,696		11,399	11,443	11,718	11,791	12,229	12,628	12,700	11,832	12,073	10,983	11,863	12,244	12,482	12,987	12,162	13,019	13,206	12,997	13,240	13,527	14,018	14,441	14,435	13,247	11,611	13,099	13,723	13,996	14,785	15,848	15,246	14,840	16,465	17,098	16,925	17,392	18,154	19,122	19,256	19,706	20,174	20,787	19,820	21,209	21,062	22,006	20,867	20,242	20,994	19,163	19,198	17,614	19,238	18,453	16,754	18,110	19,122	18,020	19,153	18,685	19,371	19,674	19,759	21,065	21,742	21,395	20,375	19,947	21,769	22,757	23,140	24,375	25,160	24,132	25,329	26,238	26,557	27,201	27,782	27,530	29,146	28,451	29,244	28,862	27,236	27,051	28,754	30,216	30,894	31,521	32,671	33,436	33,518	33,538
Aberdeen Index: S&P 500 Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500 Index Total Return
Accumulated Value	10,000	10,000	10,103	10,245	10,309	10,521	10,553	10,771	11,022	11,360	11,486	12,144	11,696		11,399	11,443	11,718	11,791	12,229	12,628	12,700	11,832	12,073	10,983	11,863	12,244	12,482	12,987	12,162	13,019	13,206	12,997	13,240	13,527	14,018	14,441	14,435	13,247	11,611	13,099	13,723	13,996	14,785	15,848	15,246	14,840	16,465	17,098	16,925	17,392	18,154	19,122	19,256	19,706	20,174	20,787	19,820	21,209	21,062	22,006	20,867	20,242	20,994	19,163	19,198	17,614	19,238	18,453	16,754	18,110	19,122	18,020	19,153	18,685	19,371	19,674	19,759	21,065	21,742	21,395	20,375	19,947	21,769	22,757	23,140	24,375	25,160	24,132	25,329	26,238	26,557	27,201	27,782	27,530	29,146	28,451	29,244	28,862	27,236	27,051	28,754	30,216	30,894	31,521	32,671	33,436	33,518	33,538
ABERDEEN INDEX: Bloomberg Commodity 3 Months Forward Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Commodity Index 3 Month Forward Total Return
Accumulated Value	10,000	0	9,874	9,730	9,726	9,957	10,005	10,015	10,213	10,236	10,519	10,749	10,630		10,596	10,851	11,044	10,623	10,442	10,276	10,409	10,171	9,794	9,538	10,066	10,205	10,172	10,105	9,760	10,009	9,944	9,688	9,807	9,999	9,819	10,341	9,665	9,193	8,303	8,320	8,592	8,849	9,394	9,942	9,695	9,730	10,136	10,701	10,975	11,633	11,424	12,318	12,757	13,080	13,351	13,371	13,995	14,346	13,609	14,244	15,282	16,186	17,676	18,471	18,789	16,750	17,500	17,561	16,227	16,547	17,153	17,026	17,094	16,371	16,346	16,200	15,305	15,796	16,704	16,591	16,356	16,451	16,222	15,855	15,869	15,695	16,331	16,813	17,141	16,808	16,257	16,225	16,957	16,694	16,710	16,838	17,543	17,642	18,354	17,442	17,457	17,860	17,771	18,137	18,506	18,979	19,441	19,576
Aberdeen Index: BCOM
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Commodity Index Total Return
Accumulated Value	$ 10,000	$ 0	$ 9,849	$ 9,719	$ 9,700	$ 9,919	$ 9,959	$ 9,944	$ 10,158	$ 10,111	$ 10,413	$ 10,619	$ 10,436		$ 10,371	$ 10,639	$ 10,790	$ 10,412	$ 10,190	$ 10,010	$ 10,202	$ 9,982	$ 9,925	$ 9,242	$ 9,745	$ 9,844	$ 9,826	$ 9,785	$ 9,455	$ 9,709	$ 9,644	$ 9,420	$ 9,531	$ 9,724	$ 9,475	$ 9,952	$ 9,220	$ 8,756	$ 7,634	$ 7,517	$ 7,843	$ 8,022	$ 8,480	$ 9,053	$ 8,750	$ 8,873	$ 9,185	$ 9,642	$ 9,895	$ 10,535	$ 10,309	$ 11,163	$ 11,468	$ 11,680	$ 11,895	$ 11,860	$ 12,450	$ 12,772	$ 11,838	$ 12,255	$ 13,331	$ 14,162	$ 15,386	$ 16,023	$ 16,268	$ 14,515	$ 15,134	$ 15,147	$ 13,919	$ 14,196	$ 14,585	$ 14,228	$ 14,158	$ 13,493	$ 13,465	$ 13,364	$ 12,610	$ 13,120	$ 13,941	$ 13,834	$ 13,738	$ 13,774	$ 13,464	$ 13,102	$ 13,154	$ 12,960	$ 13,389	$ 13,750	$ 13,991	$ 13,776	$ 13,220	$ 13,226	$ 13,869	$ 13,612	$ 13,667	$ 13,807	$ 14,353	$ 14,464	$ 15,033	$ 14,310	$ 14,227	$ 14,570	$ 14,504	$ 14,783	$ 15,101	$ 15,538	$ 16,036	$ 15,984